FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2019
FINANCIAL INCOME AND EXPENSES
FINANCIAL INCOME AND EXPENSES

28  – FINANCIAL INCOME AND EXPENSES

Financial income and expenses are detailed as follows:

a)    Financial income

	01.01.2019	01.01.2018	01.01.2017
Detail	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$

Interest income	3,249,550	1,046,580	8,370,338
Guaranty restatement Ipiranga acquisition	27,219	—	—
Recovery PIS and COFINS credits (1)	39,780,620	—	—
Other financial income	2,098,402	2,893,664	2,824,037
Total	45,155,791	3,940,244	11,194,375
(1)	See Note 6 for more information regarding recovery

b)    Financial costs

	01.01.2019	01.01.2018	01.01.2017
Details	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$

Bond interest	38,153,036	38,547,682	42,178,816
Bank loan interest	1,337,670	1,828,588	5,553,485
Other financial costs	6,718,314	14,638,390	7,488,068
Total	46,209,020	55,014,660	55,220,369